Stock-based compensation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Noncash Expense [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility			57.88%
Expected market price volatility, minimum	51.59%	46.11%
Expected market price volatility, maximum	56.86%	58.22%
Average remaining expected life of stock options (years)	3 years 4 days	3 years 1 month 6 days	3 years 4 months 13 days